Deposits - Summary of Deposits (Detail) - CAD ($) $ in Millions	Jan. 31, 2025	Oct. 31, 2024
Disclosure Of Deposits [Line Items]
Interest bearing	$ 83,117
Non-interest bearing	80,067
Payables after notice	364,634
Payable on a fixed date	469,014
Total	996,832	$ 982,440
Canada [member]
Disclosure Of Deposits [Line Items]
Interest bearing	72,647
Non-interest bearing	68,057
Payables after notice	151,640
Payable on a fixed date	326,995
Total	619,339	618,141
United States [member]
Disclosure Of Deposits [Line Items]
Interest bearing	10,402
Non-interest bearing	12,009
Payables after notice	211,102
Payable on a fixed date	93,808
Total	327,321	314,066
Other countries [member]
Disclosure Of Deposits [Line Items]
Interest bearing	68
Non-interest bearing	1
Payables after notice	1,892
Payable on a fixed date	48,211
Total	50,172	50,233
Banks [Member]
Disclosure Of Deposits [Line Items]
Interest bearing	5,081
Non-interest bearing	2,439
Payables after notice	1,831
Payable on a fixed date	23,265
Total	32,616	32,546
Business and governments [member]
Disclosure Of Deposits [Line Items]
Interest bearing	74,069
Non-interest bearing	41,832
Payables after notice	212,611
Payable on a fixed date	249,857
Total	578,369	575,019
Individuals [Member]
Disclosure Of Deposits [Line Items]
Interest bearing	3,967
Non-interest bearing	35,796
Payables after notice	150,192
Payable on a fixed date	139,246
Total	329,201	320,767
Total amortized cost deposits [member]
Disclosure Of Deposits [Line Items]
Interest bearing	83,117
Non-interest bearing	80,067
Payables after notice	364,634
Payable on a fixed date	412,368
Total	940,186	928,332
Deposits at FVTPL [member]
Disclosure Of Deposits [Line Items]
Payable on a fixed date	56,646
Total	$ 56,646	$ 54,108